Shares Issued and Outstanding (Detail) - Shares Issued and Outstanding - shares shares in Millions	Jun. 30, 2026	Dec. 31, 2025
Shares Issued and Outstanding, in million [Line Items]
Shares issued (in shares)	1,910.6	1,910.6
Shares in treasury (in shares)	31.5	7.7
Of which:
Buyback (in shares)	31.5	7.7
Other (in shares)	0.0	0.0
Shares outstanding (in shares0	1,879.0	1,902.9